Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Recognition Over Time Vs at Point in Time - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenues	$ 5,453,241	$ 3,122,324	$ 6,294,667
Revenue by recognition over time [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenues
Revenue by recognition at a point in time [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenues	$ 5,453,241	$ 3,122,324	$ 6,294,667